Interest Expense, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Capitalized borrowing cost	$ 0	$ 0	$ 0
Senior Unsecured Convertible Debt [Member]
Net Investment Income [Line Items]
Interest expense	25,000,000	24,000,000	12,000,000
Non-cash interest expense accretion of discount on liability component	$ 21,000,000	20,000,000	10,000,000
Issued date of senior unsecured convertible bonds	Jul. 31, 2014
Floating Rate Notes [Member]
Net Investment Income [Line Items]
Interest income (expense), net	$ 6,000,000	$ 6,000,000	$ 2,000,000